Securities Act File No.  333-88103
                                      Investment Company Act File No.  811-9597


                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

            Preffective Amendment No.                                      [   ]

       Post-Effective Amendment No.  1                                      [X]

                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                    [X]
                                     OF 1940

               Amendment No. 2                                              [X]


                        LORD ABBETT LARGE-CAP GROWTH FUND
                Exact Name of Registrant as Specified in Charter

                                90 Hudson Street
                          Jersey City, New Jersey 07302
                     Address of Principal Executive Offices

                 Registrant's Telephone Number (800) 201 - 6984

                       Lawrence H. Kaplan, Vice President
                                90 Hudson Street
                          Jersey City, New Jersey 07302
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
    X
 ---------       immediately on filing pursuant to paragraph (b)


                 on (date) pursuant to paragraph (b)
----------

                  60 days after filing pursuant to paragraph (a) (1)
----------

                  on (date) pursuant to paragraph (a) (1)
----------

                  75 days after filing pursuant to paragraph (a) (2)
----------

                  on (date) pursuant to paragraph (a) (2) of Rule 485
----------

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment

         The purpose of the filing of this Amendment is to file as Exhibit (I) under Item 23 of Part C a legal opinion relating to the Class Y shares of the Lord Abbett Large-Cap Growth Fund ("Fund"). This Amendment incorporates by reference in their entirety the Prospectus and Statement of Additional Information ("SAI") for the Fund's Class A, B, C and P shares and the Prospectus and SAI for the Fund's Class Y shares.

PART C                     OTHER INFORMATION

Item 23           Exhibits

     (a) Declaration of Trust is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999. (b) By-Laws are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
     (c) Instruments Defining Rights of Security Holders not applicable.
     (d) Management  Agreement  is  incorporated  by  reference  to the Initial
Registration   Statement  on  Form  N-1A  filed  on  September  30,  1999.
     (e) Distribution Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
     (f) Bonus or Profit Sharing Contracts is incorporated by reference to
Post Effective Amendment No. 7 to the Registration Statement on Form N-1A of Lord Abbett Equity Fund (File No.811-6033).
     (g) Custodian Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
     (h)  Transfer  Agency  Agreement  is incorporated   by   reference   to
Pre-Effective   Amendment   No.  1  to  the Registration  Statement on Form N-1A
filed on  December  28,  1999.
     (i)  Legal  Opinion  and  Consent   filed   herewith.
     (j) Opinion of Deloitte & Touche LLP filed herewith.Consent of Deloitte & Touche LLP filed herewith.
     (k)  Financial   Statements   are   incorporated   by  reference  to
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
     (l) Initial Capital Agreements are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
     (m) Rule 12b-1 Plans are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
     (n)  Financial  Data Schedule not  applicable.
     (o) Rule 18f-3 Plan is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.


Item 24           Persons Controlled by or Under Common Control with the Fund
                  -----------------------------------------------------------

                  None.

Item 25           Indemnification

                    The  Registrant  is a Delaware  Business  Trust  established under  Chapter 38 of Title 12 of the Delaware  Code.  The  Registrant's
         Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following. The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and
         (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.


       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26           Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

                  Lord, Abbett & Co. acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor, a limited liability corporation, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or Trustee of any entity.

                  Investment Sub - Adviser
                  American Skandia Trust (Lord Abbett Growth & Income Portfolio)

Item 27           Principal Underwriters

         (a)      Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett Series Fund, Inc.
                  Lord Abbett U.S. Government Money Market Fund, Inc. Lord Abbett Equity Fund
                  Lord Abbett Tax-Free Income Trust
                  Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Investment Trust
                  Lord Abbett Research Fund, Inc.
                  Lord Abbett Securities Trust
                  Lord Abbett Developing Growth Fund, Inc.

          (b)     The partners of Lord, Abbett & Co. are:

                  Name and Principal        Positions and Offices
                  Business Address (1)               with Registrant

                  Robert S. Dow                      Chairman and President
                  Paul A. Hilstad                    Vice President & Secretary
                  Daniel E. Carper                   Vice President
                  Robert G. Morris                   Vice President

     The other general partners of Lord, Abbett & Co. who are neither officers nor directors of the Registrant are Stephen I. Allen, Zane E. Brown, John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, W. Thomas Hudson, Jr., Stephen I. McGruder, Michael B. McLaughlin, Robert J. Noelke, R. Mark Pennington, and Christopher J. Towle.


                  Each of the above has a principal business address at 90 Hudson Street, Jersey City, NJ 07302.

         (c)      Not applicable

Item 28           Location of Accounts and Records
                  --------------------------------

                  Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

     Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

                  Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29           Management Services

                  None

Item 30           Undertakings

                  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and in communications with other shareholders as required by
                  Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Jersey City, New Jersey, on the 3rd day of February.

                                              LORD ABBETT LARGE-CAP GROWTH FUND

                                                       /s/ Lawrence H. Kaplan
                                                       By:   Lawrence H. Kaplan
                                                                 Vice President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE             TITLE                              DATE
         ---------             -----                              ----

                      Chairman, President
/s/ Robert S. Dow     and Director/Trustee          February 3, 2000
------------------   ---------------------------    -----------------------
Robert S. Dow

/s/ E. Thayer Bigelow  Director/Trustee            February 3, 2000
-------------------   ------------------------    ------------------------
E. Thayer Bigelow

/s/ William H. T. Bush Director/Trustee           February 3, 2000
-------------------   -----------------------    ---------------------
William H. T. Bush

/s/Robert B.Calhoun, Jr.     Director/Trustee     February 3, 2000
--------------------------   ---------------    ---------------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon         Director/Trustee     February 3, 2000
--------------------------   ----------------    ---------------------
Stewart S. Dixon

/s/ John C. Jansing         Director/Trustee      February 3, 2000
-------------------------   -----------------    ----------------------
John C. Jansing

/s/ C. Alan  MacDonald      Director/Trustee      February 3, 2000
-------------------------   -----------------    ----------------------
C. Alan MacDonald

/s/ Hansel B. Millican, Jr..Director/Trustee      February 3, 2000
-----------------------    -----------------     -----------------
Hansel B. Millican, Jr.

/s/ Thomas J. Neff          Director/Trustee      February 3, 2000
----------------------   -------------------    ----------------------
Thomas J. Neff

/s/ Donna M. McManus     Chief Financial Officer  February 3, 2000
----------------------   ----------------------   -------------------------
Donna M. McManus









                                                               January 27, 2000



Lord Abbett Large-Cap Growth Fund
90 Hudson Street
Jersey City, NJ 07302-3972

Dear Sirs:

         You have requested our opinion in connection with your filing of Amendment No. 1 to the Registration Statement on Form N-1A (the "Amendment") under the Investment Company Act of 1940, as amended (the "Act"), of Lord Abbett Large-Cap Growth Fund, a Delaware business trust (the "Company"), and in connection therewith your registration of Class Y shares of beneficial interest, without par value, of the Company (the "Shares").

         We have examined and relied upon originals, or copies certified to our satisfaction, of such company records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

         We are of the opinion that the Shares issued in the continuous offering have been duly authorized and, assuming the issuance of the Shares for cash at net asset value and receipt by the Company of the consideration therefor as set forth in the Amendment, the Shares will be validly issued, fully paid and nonassessable.

         We express no opinion as to matters governed by any laws other than the Title 12 of the Delaware Code. We consent to the filing of this opinion solely in connection with the Amendment. In giving such consent, we do not hereby admit that we come within the category of persons whose consent is required under
Section 7 of the Act or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                     Very truly yours,


                                                     WILMER, CUTLER & PICKERING
                                                     By: /s/ Marianne K. Smythe
                                                  Marianne K. Smythe, a partner